Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 296	$ 1,100	$ 248	$ 800
Property and equipment net book value	28,600	20,300		4,700
Construction costs	17,400	10,300
Leases cost	7,900	7,300
Construction in progress	$ 173	$ 247	$ 31	$ 33